Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current assets
Property, plant and equipment	₨ 678,600	$ 8,143	₨ 538,355
Intangible assets	37,883	455	38,595
Right-of-use assets	12,898	155	10,618
Investment in jointly controlled entities	2,862	34	3,007
Trade receivables	8,087	97	9,072
Investments	823	10	466
Other financial assets	6,800	82	6,473
Deferred tax assets (net)	5,556	67	4,645
Tax assets	8,172	98	5,776
Contract assets	1,500	18	7,139
Other non-financial assets	6,317	76	12,481
Total non-current assets	769,498	9,233	636,627
Current assets
Inventories	1,689	20	1,194
Trade receivables	13,769	165	21,615
Investments	1,502	18	460
Cash and cash equivalents	27,021	324	38,182
Bank balances other than cash and cash equivalents	50,706	608	37,837
Other financial assets	4,671	56	6,268
Contract assets	216	3	572
Other non-financial assets	4,863	58	3,675
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	104,437	1,253	109,803
Assets held for sale			64
Total current assets	104,437	1,253	109,867
Total assets	873,935	10,486	746,494
Equity
Issued capital	4,808	58	4,808
Share premium	154,153	1,850	154,136
Retained losses	(56,433)	(677)	(53,610)
Other components of equity	2,689	32	1,518
Equity attributable to equity holders of the parent	105,217	1,262	106,852
Non-controlling interests	16,480	198	11,548
Total equity	121,697	1,460	118,400
Non-current liabilities
Interest-bearing loans and borrowings- Principal portion	565,861	6,790	467,293
Lease liabilities	7,477	90	5,471
Other financial liabilities	7,011	84	6,678
Provisions	10,508	126	16,859
Deferred tax liabilities (net)	18,705	224	15,454
Other non-financial liabilities	632	8	413
Total non-current liabilities	610,194	7,322	512,168
Current liabilities
Interest-bearing loans and borrowings- Principal portion	81,455	977	63,114
Interest-bearing loans and borrowings - Interest accrued	2,957	35	3,212
Lease liabilities	868	10	698
Trade payables	9,094	109	6,118
Other financial liabilities	42,571	511	38,101
Tax liabilities (net)	429	5	284
Other non-financial liabilities	4,670	56	4,399
Total current liabilities other than liabilities included in disposal groups classified as held for sale	142,044	1,704	115,926
Total current liabilities	142,044	1,704	115,926
Total liabilities	752,238	9,026	628,094
Total equity and liabilities	₨ 873,935	$ 10,486	₨ 746,494